STARBOARD INVESTMENT TRUST

Matisse Discounted Closed-End Fund Strategy

Supplement to the
 Summary Prospectus

August 17, 2015
This supplement to the Summary Prospectus dated July 29, 2015 for the Matisse Discounted Closed-End Fund Strategy ("Fund"), a series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update data in the Summary Prospectus dated July 29, 2015 relative to a typographical error on page two, within the Annual Fund Operating Expenses table.
Summary Prospectus
On page two of the Summary Prospectus, in the table titled "Annual Fund Operating Expenses," the data under the Class A column in the following rows should be replaced with:
Class A
Interest and Dividends on Securities Sold Short[2,3]	0.06%
Other Operating Expenses	0.17%

Investors Should Retain This Supplement for Future Reference